Intangible Assets, Net (Schedule Of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Cost Of Revenues [Member]	Dec. 31, 2012 Selling And Marketing [Member]	Dec. 31, 2012 Technology [Member]	Dec. 31, 2011 Technology [Member]	Dec. 31, 2012 Trade Names [Member]	Dec. 31, 2011 Trade Names [Member]	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2011 Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 17,507	$ 17,600			$ 8,600	$ 8,600	$ 800	$ 800	$ 8,107	$ 8,200
Accumulated amortization	7,698	4,161			2,397	1,165	780	379	4,521	2,617
Intangible assets, net	9,809	13,439
Amortization expense			$ 4,161	$ 3,537